Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation	¥ 2,894,308		¥ 1,687,945	¥ 2,231,698
Marketing and promotional expenses	1,428,290		675,142	818,053
Rental and related expenses	845,512		498,601	737,578
Professional services	521,327		307,658	487,537
Depreciation and amortization expenses	337,708		325,478	457,364
IT consumable, office supply and other low value consumable	247,828		69,954	109,501
Travel and entertainment expenses	80,726		39,328	126,571
Expected credit losses	54,332	$ 8,526	9,654	0
Bad debt provision	54,332		9,654
Allowance against receivables	0		0	108,459
Others	468,101		318,511	375,026
Total	¥ 6,878,132	$ 1,079,329	¥ 3,932,271	¥ 5,451,787